Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instrments [Abstract]
Financial Liabilities

As of June 30, 2022 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	59	—	—	59
Cash and cash equivalents	142,144	—	—	142,144

Total financial assets	142,203	—	—	142,203

Warrant liability	—	1,124	—	1,124
Lease liabilities	—	—	221	221
Trade payables	—	—	12,527	12,527
Accrued expenses	—	—	14,944	14,944
Other current liabilities	—	—	1,445	1,445

Total financial liabilities	—	1,124	29,137	30,261

As of December 31, 2021 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	102,707	—	—	102,707

Total financial assets	102,772	—	—	102,772

Lease liabilities	—	—	292	292
Trade payables	—	—	8,595	8,595
Accrued expenses	—	—	8,339	8,339

Total financial liabilities	—	—	17,226	17,226

Financial Assets

As of June 30, 2022 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	59	—	—	59
Cash and cash equivalents	142,144	—	—	142,144

Total financial assets	142,203	—	—	142,203

Warrant liability	—	1,124	—	1,124
Lease liabilities	—	—	221	221
Trade payables	—	—	12,527	12,527
Accrued expenses	—	—	14,944	14,944
Other current liabilities	—	—	1,445	1,445

Total financial liabilities	—	1,124	29,137	30,261

As of December 31, 2021 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	102,707	—	—	102,707

Total financial assets	102,772	—	—	102,772

Lease liabilities	—	—	292	292
Trade payables	—	—	8,595	8,595
Accrued expenses	—	—	8,339	8,339

Total financial liabilities	—	—	17,226	17,226